Consolidated Statement of Profit or Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 20,581,170	$ 3,180,376	¥ 18,016,085	¥ 16,263,248
Cost of sales	(17,391,599)	(2,687,497)	(14,910,244)	(13,171,227)
Gross profit	3,189,571	492,879	3,105,841	3,092,021
Other operating income	400,269	61,853	347,161	205,143
Other operating expenses	(21,322)	(3,295)	(8,675)	(12,463)
Research and development expenses	(626,478)	(96,809)	(492,204)	(447,668)
Selling, general and administrative expenses	(1,760,036)	(271,975)	(1,806,042)	(1,554,512)
Operating profit	1,182,004	182,653	1,146,081	1,282,521
Finance costs	(151,170)	(23,360)	(131,796)	(113,088)
Share of (loss)/profit of associates, net of tax	452	70	(181)	(59)
Share of profit/(loss) of joint ventures, net of tax	(59,422)	(9,183)	19,215	11,693
Profit before tax	971,864	150,180	1,033,319	1,181,067
Income tax expense	(192,538)	(29,753)	(172,619)	(206,667)
Profit for the year	779,326	120,427	860,700	974,400
Attributable to:
Equity holders of the parent	548,903	84,821	604,914	695,266
Non-controlling interests	230,423	35,606	255,786	279,134
Profit for the year	¥ 779,326	$ 120,427	¥ 860,700	¥ 974,400
Earnings per share (dollar per share)
- Basic | (per share)	¥ 13.43	$ 2.08	¥ 14.81	¥ 17.02
- Diluted | (per share)	¥ 13.43	$ 2.08	¥ 14.81	¥ 17.02